Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0002079013
Registrant Name	Hall Chadwick Acquisition Corp.
Registration File Number	333-299219
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES